Stockholders' Equity (Details) - USD ($)	1 Months Ended				2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 29, 2019	Apr. 29, 2019	May 16, 2016	May 16, 2016	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 11, 2020
Stockholders' Equity (Details) [Line Items]
Repurchased shares of common stock	$ 500,000	$ 500,000
Repurchase of common stock shares (in Shares)	9,950	9,950
Repurchase plan expires date	Apr. 29, 2020	Apr. 29, 2020
Total unrecognized compensation expense						$ 169,228		$ 128,879
Weighted average expected recognition period of unrecognized compensation expense						1 year 292 days		2 years 3 days
Aggregate intrinsic value of stock options, outstanding					$ 1,440	$ 272,363	$ 1,440	$ 15,840
Aggregate intrinsic value of stock options, exercisable					$ 360	$ 167,879
Aggregate granted options to employees, Shares (in Shares)						24,000		24,000
Weighted average exercise price (in Dollars per share)						$ 3.20		$ 0.80
Purchase an aggregate shares (in Shares)						1,220
Aggregate fair value of options granted						$ 78,522	$ 18,664	$ 18,664	$ 469,179
Common stock issued (in Shares)						6,916,404		6,916,404	6,878,904
Total expense								$ 43,500
Consulting Services [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued (in Shares)										37,500
Stock Compensation Plan One [Member]
Stockholders' Equity (Details) [Line Items]
Number of shares issued under plan (in Shares)			121,930	121,930
Stock Compensation Plan [Member]
Stockholders' Equity (Details) [Line Items]
Number of shares issued under plan (in Shares)			1,300,000	1,300,000
Percentage of common stock delivered pursuant to incentive stock options			100.00%	100.00%
2016 Plan [Member]
Stockholders' Equity (Details) [Line Items]
Number of stock available for future issuance (in Shares)						887,628		853,999